Shareholders' Equity - Summary of Share Count and Par Value Data Related to Shareholders' Equity (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock
Preferred stock, par value per share	$ 0	$ 0
Preferred stock, shares authorized	25,000,000	25,000,000
Common Stock
Common stock, par value per share	$ 0	$ 0
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	56,101,700	55,808,008
Common stock, shares outstanding	33,392,060	33,558,864	33,433,128
Treasury stock
Treasury stock, shares held	22,709,640	22,249,144